DERIVATIVE FINANCIAL INSTRUMENTS - Offsetting Assets and Liabilities (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Jan. 02, 2022
Derivative assets
Gross Amounts	$ 703	$ 3,526
Net Amounts Presented	703	3,526
Gross Amounts Not Offset in the Consolidated Balance Sheet, but Have Rights to Offset	703	3,526
Derivative liabilities
Gross Amounts	5,318	536
Net Amounts Presented	5,318	536
Gross Amounts Not Offset in the Combined Balance Sheet, but Have Rights to Offset	$ 5,318	$ 536